FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	£ 498,843	£ 494,988
Loans and advances to banks	10,746	9,775	£ 6,283
Debt securities:
Government securities	14,286	13,098
Asset-backed securities:
Mortgage-backed securities	0	121
Other asset-backed securities	180	60
Corporate and other debt securities	12,935	11,051
Debt securities, net	5,405	5,544
Treasury and other bills	36	535
Equity shares	166	227
Total held at fair value through profit or loss	171,626	160,189
Total financial assets at fair value through other comprehensive income	27,603	25,092
Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	24,009	21,076
Loans and advances to banks	4,467	2,399
Debt securities:
Government securities	20,622	18,854
Other public sector securities	2,354	2,126
Bank and building society certificates of deposit	4,841	984
Asset-backed securities:
Mortgage-backed securities	467	468
Other asset-backed securities	265	258
Corporate and other debt securities	18,134	18,216
Debt securities, net	46,683	40,906
Treasury and other bills	18	19
Equity shares	96,449	95,789
Financial assets at fair value through profit or loss	171,626	160,189
Assets arising from contracts held with reinsurers	19,543	22,817
Total held at fair value through profit or loss	191,169	183,006
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,286	13,098
Asset-backed securities:
Mortgage-backed securities	0	121
Other asset-backed securities	180	60
Corporate and other debt securities	12,935	11,051
Debt securities, net	27,401	24,330
Treasury and other bills	36	535
Equity shares	166	227
Total financial assets at fair value through other comprehensive income	27,603	25,092
Total financial assets carried at fair value, excluding derivatives
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives	218,772	208,098
Level 1
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	0	0
Loans and advances to banks	0	0
Asset-backed securities:
Debt securities, net	0	0
Total held at fair value through profit or loss	115,081	112,473
Level 1 | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	0	0
Loans and advances to banks	0	18
Debt securities:
Government securities	20,332	18,618
Other public sector securities	0	0
Bank and building society certificates of deposit	44	52
Asset-backed securities:
Mortgage-backed securities	0	0
Other asset-backed securities	0	0
Corporate and other debt securities	0	0
Debt securities, net	20,376	18,670
Treasury and other bills	18	19
Equity shares	94,687	93,766
Financial assets at fair value through profit or loss	115,081	112,473
Assets arising from contracts held with reinsurers	0	0
Level 1 | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,286	12,860
Asset-backed securities:
Mortgage-backed securities	0	0
Other asset-backed securities	0	0
Corporate and other debt securities	498	16
Debt securities, net	14,784	12,876
Treasury and other bills	36	535
Equity shares	0	0
Total financial assets at fair value through other comprehensive income	14,820	13,411
Level 1 | Total financial assets carried at fair value, excluding derivatives
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives	129,901	125,884
Level 2
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	58,643	54,600
Loans and advances to banks	2,686	1,555
Asset-backed securities:
Debt securities, net	5,387	5,526
Level 2 | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	12,508	10,164
Loans and advances to banks	4,467	2,381
Debt securities:
Government securities	290	236
Other public sector securities	2,289	2,071
Bank and building society certificates of deposit	4,797	932
Asset-backed securities:
Mortgage-backed securities	467	468
Other asset-backed securities	265	158
Corporate and other debt securities	16,245	16,381
Debt securities, net	24,353	20,246
Treasury and other bills	0	0
Equity shares	171	17
Financial assets at fair value through profit or loss	41,499	32,808
Assets arising from contracts held with reinsurers	19,543	22,817
Total held at fair value through profit or loss	61,042	55,625
Level 2 | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	0	238
Asset-backed securities:
Mortgage-backed securities	0	0
Other asset-backed securities	0	0
Corporate and other debt securities	12,437	11,035
Debt securities, net	12,437	11,273
Treasury and other bills	0	0
Equity shares	0	0
Total financial assets at fair value through other comprehensive income	12,437	11,273
Level 2 | Total financial assets carried at fair value, excluding derivatives
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives	73,479	66,898
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	439,612	441,204
Loans and advances to banks	8,059	8,218
Asset-backed securities:
Debt securities, net	11	11
Level 3 | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	11,501	10,912
Loans and advances to banks	0	0
Debt securities:
Government securities	0	0
Other public sector securities	65	55
Bank and building society certificates of deposit	0	0
Asset-backed securities:
Mortgage-backed securities	0	0
Other asset-backed securities	0	100
Corporate and other debt securities	1,889	1,835
Debt securities, net	1,954	1,990
Treasury and other bills	0	0
Equity shares	1,591	2,006
Financial assets at fair value through profit or loss	15,046	14,908
Assets arising from contracts held with reinsurers	0	0
Total held at fair value through profit or loss	15,046	14,908
Level 3 | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	0	0
Asset-backed securities:
Mortgage-backed securities	0	121
Other asset-backed securities	180	60
Corporate and other debt securities	0	0
Debt securities, net	180	181
Treasury and other bills	0	0
Equity shares	166	227
Total financial assets at fair value through other comprehensive income	346	408
Level 3 | Total financial assets carried at fair value, excluding derivatives
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives	£ 15,392	£ 15,316